Equity - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Expected volatility	47.44%
Term of the options (years)	7 years	7 years
Minimum [Member]
Underlying value of ordinary shares	$ 0.85	$ 0.446
Exercise price	$ 0.40	$ 0.29
Expected volatility		43.35%
Risk-free interest rate	0.78%	0.54%
Maximum [Member]
Underlying value of ordinary shares	$ 0.90	$ 0.800
Exercise price	$ 0.80	$ 0.35
Expected volatility		45.00%
Risk-free interest rate	0.94%	1.55%